Schedule of Contract Liabilities (Details) - SGD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
December 31, 2023	[1]	$ 37,891
December 31, 2024	[1]	9,021	$ 37,891
Contract Liabilities [Member]
IfrsStatementLineItems [Line Items]
December 31, 2023		37,891	70,840
Revenue recognized that was included in the contract liabilities balance at the beginning of the year		(37,891)	(70,840)
Increase in contract liabilities as a result of receiving deposits		9,021	37,891
December 31, 2024		$ 9,021	$ 37,891

[1]	Contract liabilities are deposit charged before the services commence, until the revenue is recognized on the relevant contract offset against these.